Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Employee Benefits
Employee benefits as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Defined benefit plan	$143,684	$156,732
Other benefits short term	91,176	105,792
Other benefits long term	3,736	4,491

Total	$238,596	$267,015

Current	$135,056	$148,678
Non – current	103,540	118,337

Total	$238,596	267,015

Schedule of Fixed Number of Beneficiaries

	December 31, 2020	December 31, 2019

Fair value of plan assets	$(216,548)	$(204,527)
Present value of the obligation	360,232	361,259

Total employee benefit liability	$143,684	$156,732

Schedule of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2020 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,492	$2,062
Interest cost on net benefit obligation	16,472	3,625
Interest income on plan assets	(12,191)	—

Net Cost	$5,773	$5,687

Net benefit expense – year ended December 31, 2019 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,152	$1,359
Interest cost on net benefit obligation	16,376	3,780
Interest income on plan assets	(12,827)	—

Net Cost	$4,701	$5,139

Summary of Changes in Present Value of Defined Benefit Obligation
Changes in the present value of defined benefit obligation as of December 31, 2020 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Period cost	17,964	5,687	23,651
Benefits paid by employer	(26,119)	(3,737)	(29,856)
Remeasurements of defined benefit liability	9,498	6,164	15,662
Other	145	—	145
Exchange differences	(9,832)	(797)	(10,629)

Benefit obligation as of December 31, 2020	291,944	68,288	360,232
Fair value of plan assets	(216,548)	—	(216,548)

Total employee benefit liability	$75,396	$68,288	$143,684

Current	39,219	3,333	42,552
Non-current	36,177	64,955	101,132

Total	$75,396	$68,288	$143,684

Changes in the present value of defined benefit obligation as of December 31, 2019 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2018	$268,486	$54,970	$323,456
Period cost	17,528	5,139	22,667
Benefits paid by employer	(27,726)	(5,190)	(32,916)
Remeasurements of defined benefit liability	42,048	7,878	49,926
Exchange differences	(48)	(1,826)	(1,874)

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Fair value of plan assets	(204,527)	—	(204,527)

Total employee benefit liability	$95,761	$60,971	$156,732

Current	$39,539	$3,346	$42,885
Non-current	56,222	57,625	113,847

Total	$95,761	$60,971	$156,732

Schedule of Fair Value of Plan Assets
Changes in the fair value of plan assets are as follows:

Defined benefit plan
Fair value of plan assets at December 31, 2019	$204,527
Interest income on plan assets	12,191
Remeasurement of interest assumptions	1,625
Employer contributions	29,650
Benefits paid	(22,246)
Exchange differences	(9,199)

Fair value of plan assets at December 31, 2020	$216,548

Defined benefit plan
Fair value of plan assets at December 31, 2018	$178,594
Interest income on plan assets	12,827
Remeasurement of interest assumptions	7,385
Employer contributions	34,083
Benefits paid	(25,509)
Exchange differences	(2,853)

Fair value of plan assets at December 31, 2019	204,527

Schedule of Other Comprehensive Income
For the year ended December 31, 2020 and 2019, the remeasurements of defined benefit plan liability, net of $(14,037) and $(42,541) respectively were recognized in other comprehensive income.

	December 31, 2020	December 31, 2019
Actuarial gains (losses) recognized in other comprehensive income	$(15,662)	$(49,926)
Return on plan assets adjustment	1,625	7,385

Losses recognized in other comprehensive income	$(14,037)	$(42,541)

Schedule of Determining Pension and Post-employment Medical Benefit
The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2020	December 31, 2019
Discount rate on all plans	6.00%	6.25%
Price inflation	3.00%	3.00%
Future salary increases
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.00%	3.00%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

Schedule of Categories of Plan Assets as a Percentage of Fair Value
The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2020	December 31, 2019
Equity securities	56.00%	31.00%
Debt securities	12.00%	18.00%
Domestic Corporate bonds	23.00%	44.00%
Foreign government/corporate bonds	2.00%	1.00%
Other	7.00%	6.00%

Summary of Expected Payments or Contributions to Defined Benefit Plan
The following are the expected payments or contributions to the defined Benefit plan in future years:

	December 31, 2020	December 31, 2019
Year 1	$34,318	$34,655
Year 2	20,714	21,413
Year 3	21.303	21,868
Year 4	22,253	22,537
Year 5	21,841	23,288
Next 5 years	115,073	117,918

	$235,502	$241,679

Schedule of Change in the Respective Assumptions
The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(18,862)	21,856
Pension increase	16,501	(14,348)
Mortality table	(1,317)	(13,317)
Healthcare cost table	(2,252)	(8,887)